Summary of Significant Accounting Policies (Details) - Schedule of other current assets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of other current assets [Line Items]
Total other current assets	$ 54,384	$ 56,410
Prepaid material purchases [Member]
Summary of Significant Accounting Policies (Details) - Schedule of other current assets [Line Items]
Total other current assets		2,454,298	$ 96,095
Other Prepayments [Member]
Summary of Significant Accounting Policies (Details) - Schedule of other current assets [Line Items]
Total other current assets		199,323	110,326
Other [Member]
Summary of Significant Accounting Policies (Details) - Schedule of other current assets [Line Items]
Total other current assets		56,410	3,804
Previously Reported [Member]
Summary of Significant Accounting Policies (Details) - Schedule of other current assets [Line Items]
Total other current assets		$ 2,710,031	$ 210,225